Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 6,195	$ 4,478	$ 11,702	$ 9,296	$ 20,274	$ 11,798
Operating expenses:
Cost of revenue, exclusive of depreciation and amortization	7,049	5,948	13,699	11,268	24,824	14,495
Depreciation and amortization	261	258	519	515	1,027	1,052
Technology and development	816	716	1,629	1,458	3,289	2,964
Sales and marketing	1,927	1,132	3,321	2,263	5,214	3,773
General and administrative	9,296	9,479	17,736	18,077	36,824	22,864
Total operating expenses	19,349	17,533	36,904	33,581	71,178	45,148
Operating loss	(13,154)	(13,055)	(25,202)	(24,285)	(50,904)	(33,350)
Other income (expense):
Changes in fair value of financial instruments carried at fair value, net	(30,404)	(9,378)	(38,500)	(10,304)	(27,711)	(76)
Interest expense	(525)	(165)	(697)	(524)	(596)	(2,140)
Gain (loss) on extinguishment of debt	(389)	3,959	(389)	5,951	5,951	691
Other expense	(48)	(114)	(305)	(238)	(1,102)	(909)
Total other income (expense), net	(31,366)	(5,698)	(39,891)	(5,115)	(23,458)	(2,434)
Loss before income taxes	(44,520)	(18,753)	(65,093)	(29,400)	(74,362)	(35,784)
Income tax expense (benefit)					0	0
Net loss	$ (44,520)	$ (18,753)	$ (65,093)	$ (29,400)	$ (74,362)	$ (35,784)
Net loss per share applicable to ordinary shareholders, basic	$ (3.14)	$ (1.4)	$ (4.6)	$ (2.3)	$ (0.25)	$ (0.19)
Net loss per share applicable to ordinary shareholders, diluted	$ (3.14)	$ (1.4)	$ (4.6)	$ (2.3)	$ (0.25)	$ (0.19)
Weighted-average number of common shares used in net loss per share applicable to ordinary shareholders, basic	14,168,091	13,427,098	14,138,856	12,759,876	302,006,679	192,372,698
Weighted-average number of common shares used in net loss per share applicable to ordinary shareholders, diluted	14,168,091	13,427,098	14,138,856	12,759,876	302,006,679	192,372,698
Southern Airways Corporation
Revenue	$ 22,387	$ 19,636	$ 45,061	$ 36,355	$ 80,716	$ 57,679
Operating expenses:
Maintenance, materials, and repairs	1,690	1,369	3,763	2,467	5,430	3,033
Depreciation and amortization	923	675	1,860	1,223	3,051	1,604
Aircraft fuel	3,314	4,270	7,355	7,152	15,676	8,310
Airport-related expenses	1,207	1,045	2,670	1,956	4,627	3,121
Aircraft Rental	2,468	2,048	4,655	3,970	8,153	7,274
Salaries, wages and benefits	8,664	7,196	17,117	13,023	29,006	21,202
Cares Act Expense					0	(11,092)
Other operating expenses	5,407	4,311	10,795	8,361	18,785	12,467
Total operating expenses	23,673	20,914	48,215	38,152	84,728	45,919
Operating loss	(1,286)	(1,278)	(3,154)	(1,797)	(4,012)	11,760
Other income (expense):
Interest expense	(785)	(347)	(1,451)	(529)	(1,764)	(744)
Gain (loss) on extinguishment of debt					(37)	0
Other expense	335	(3)	507	(5)	219	84
Total other income (expense), net	(450)	(350)	(944)	(534)	(1,545)	(660)
Loss before income taxes	(1,736)	(1,628)	(4,098)	(2,331)	(5,557)	11,100
Income tax expense (benefit)	2	(1)	7	(6)	(409)	440
Net loss	(1,738)	(1,629)	(3,904)	(2,337)	(4,471)	10,660
Net income (loss) including noncontrolling interests	(1,738)	(1,629)	(4,105)	(2,337)	(5,148)	10,660
Net loss attributable to noncontrolling interests	$ 0	$ 0	$ (201)	$ 0	$ (677)	$ 0